JPMorgan Europe Dynamic Fund
Schedule of Portfolio Investments as of July 31, 2022
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2022.

JPMorgan Europe Dynamic Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 96.7%
Australia — 2.1%
Glencore plc *	2,192	12,425
Austria — 0.6%
Erste Group Bank AG	131	3,327
Denmark — 8.8%
Carlsberg A/S, Class B	37	4,821
Genmab A/S *	26	9,225
Jyske Bank A/S (Registered) *	110	5,774
Novo Nordisk A/S, Class B	225	26,128
Pandora A/S (a)	62	4,586
Royal Unibrew A/S	29	2,481
		53,015
Finland — 3.8%
Neste OYJ	111	5,716
Nokia OYJ	1,878	9,780
Nordea Bank Abp	781	7,703
		23,199
France — 19.2%
Airbus SE	85	9,206
Arkema SA	59	5,609
BNP Paribas SA	144	6,782
Capgemini SE	52	9,982
Engie SA	594	7,350
LVMH Moet Hennessy Louis Vuitton SE	25	17,458
Pernod Ricard SA	45	8,842
Sanofi	135	13,404
Thales SA	33	4,059
TotalEnergies SE (a)	407	20,767
Veolia Environnement SA (a)	190	4,755
Vinci SA	82	7,866
		116,080
Germany — 13.7%
Allianz SE (Registered)	65	11,859
Bayer AG (Registered)	162	9,429
Brenntag SE	117	8,226
Daimler AG	141	8,285
Deutsche Boerse AG	59	10,288
Deutsche Telekom AG (Registered)	597	11,349
HUGO BOSS AG	76	4,519
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	33	7,413
RWE AG	281	11,557
		82,925
Ireland — 2.5%
AIB Group plc	1,664	3,822
AIB Group plc	122	279

JPMorgan Europe Dynamic Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Ireland — continued
Bank of Ireland Group plc	883	5,050
Bank of Ireland Group plc	62	357
Smurfit Kappa Group plc	151	5,460
		14,968
Italy — 1.0%
UniCredit SpA	640	6,331
Luxembourg — 1.1%
ArcelorMittal SA	266	6,566
Netherlands — 5.7%
Adyen NV * (b)	3	5,258
ASM International NV	21	6,542
Koninklijke Ahold Delhaize NV	522	14,378
NN Group NV	173	8,087
		34,265
Norway — 1.7%
Equinor ASA	271	10,426
Spain — 1.2%
Corp. ACCIONA Energias Renovables SA	140	6,141
Fluidra SA (a)	50	928
		7,069
Sweden — 0.8%
Hexatronic Group AB	413	5,014
Switzerland — 10.2%
Nestle SA (Registered)	248	30,411
Novartis AG (Registered)	217	18,650
Zurich Insurance Group AG	30	12,858
		61,919
United Kingdom — 18.0%
3i Group plc	320	4,974
Ashtead Group plc	117	6,580
Barclays plc	4,967	9,514
BP plc	3,989	19,525
Centrica plc *	6,381	6,837
Diageo plc	273	12,954
Intermediate Capital Group plc	152	2,842
JD Sports Fashion plc	2,214	3,516
Linde plc	42	12,620
Lloyds Banking Group plc	14,845	8,219
Reckitt Benckiser Group plc	102	8,256
RELX plc	314	9,282
Taylor Wimpey plc	2,539	3,952
		109,071

JPMorgan Europe Dynamic Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United States — 6.3%
Roche Holding AG	69	22,871
Schneider Electric SE	65	8,966
Stellantis NV	435	6,244
		38,081
Total Common Stocks (Cost $567,608)		584,681
Short-Term Investments — 6.2%
Investment Companies — 2.3%
JPMorgan Prime Money Market Fund Class Institutional Shares, 2.09% (c) (d)(Cost $13,970)	13,968	13,970
Investment of Cash Collateral from Securities Loaned — 3.9%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 2.06% (c) (d)	20,017	20,007
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.00% (c) (d)	3,497	3,497
Total Investment of Cash Collateral from Securities Loaned (Cost $23,502)		23,504
Total Short-Term Investments (Cost $37,472)		37,474
Total Investments — 102.9% (Cost $605,080)		622,155
Liabilities in Excess of Other Assets — (2.9)%		(17,814)
NET ASSETS — 100.0%		604,341

Percentages indicated are based on net assets.

Abbreviations
OYJ	Public Limited Company

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at July 31, 2022. The total value of securities on loan at July 31, 2022 is $23,370.
(b)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of July 31, 2022.

JPMorgan Europe Dynamic Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
Summary of Investments by Industry, July 31, 2022
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Pharmaceuticals	14.5%
Banks	9.2
Oil, Gas & Consumable Fuels	9.1
Insurance	6.5
Food Products	4.9
Beverages	4.7
Textiles, Apparel & Luxury Goods	4.3
Metals & Mining	3.1
Multi-Utilities	3.0
Chemicals	2.9
Capital Markets	2.9
Independent Power and Renewable Electricity Producers	2.8
IT Services	2.5
Trading Companies & Distributors	2.4
Automobiles	2.3
Food & Staples Retailing	2.3
Electrical Equipment	2.2
Aerospace & Defense	2.1
Diversified Telecommunication Services	1.8
Communications Equipment	1.6
Professional Services	1.5
Biotechnology	1.5
Household Products	1.3
Construction & Engineering	1.3
Semiconductors & Semiconductor Equipment	1.1
Others (each less than 1.0%)	2.2
Short-Term Investments	6.0
Futures contracts outstanding as of July 31, 2022 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
EURO STOXX 50 Index	257	09/16/2022	EUR	9,787	743
FTSE 100 Index	37	09/16/2022	GBP	3,335	154
					897

Abbreviations
EUR	Euro
FTSE	Financial Times and the London Stock Exchange
GBP	British Pound

JPMorgan Europe Dynamic Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited)  (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund's investments. The Administrator implements the valuation policies of the Fund's investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value ("NAV") of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$12,425	$—	$12,425
Austria	—	3,327	—	3,327
Denmark	—	53,015	—	53,015
Finland	—	23,199	—	23,199
France	—	116,080	—	116,080
Germany	—	82,925	—	82,925
Ireland	5,050	9,918	—	14,968
Italy	—	6,331	—	6,331
Luxembourg	—	6,566	—	6,566
Netherlands	—	34,265	—	34,265
Norway	—	10,426	—	10,426

JPMorgan Europe Dynamic Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited)  (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Spain	$—	$7,069	$—	$7,069
Sweden	—	5,014	—	5,014
Switzerland	—	61,919	—	61,919
United Kingdom	—	109,071	—	109,071
United States	—	38,081	—	38,081
Total Common Stocks	5,050	579,631	—	584,681
Short-Term Investments
Investment Companies	13,970	—	—	13,970
Investment of Cash Collateral from Securities Loaned	23,504	—	—	23,504
Total Short-Term Investments	37,474	—	—	37,474
Total Investments in Securities	$42,524	$579,631	$—	$622,155
Appreciation in Other Financial Instruments
Futures Contracts	$897	$—	$—	$897
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2022
Security Description	Value at October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2022	Shares at July 31, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 2.09% (a) (b)	$46,060	$313,594	$345,676	$(8)	$—(c)	$13,970	13,968	$56	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 2.06% (a) (b)	—	90,000	70,000	5	2	20,007	20,017	96	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.00% (a) (b)	7,173	185,476	189,152	—	—	3,497	3,497	26	—
Total	$53,233	$589,070	$604,828	$(3)	$2	$37,474		$178	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2022.
(c)	Amount rounds to less than one thousand.